Submission	Feb. 12, 2026
Submission [Line Items]
Central Index Key	0001283259
Registrant Name	BioVentrix, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A